UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIO II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-15

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	JUNE 30, 2015

VP Inflation Protection Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class II	AIPTX	-0.80%	-2.74%	2.72%	3.59%	3.93%	12/31/02
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index	—	0.34%	-1.73%	3.29%	4.13%	4.87%	—
Class I	APTIX	-0.74%	-2.52%	2.98%	3.85%	4.29%	5/7/04

(1)	Total returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
0.47%	0.72%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-6488 or visit ipro.americancentury.com (for Investment Professionals). For additional information about the fund, please consult the prospectus.

Fund Characteristics

JUNE 30, 2015
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	52.1%
Sovereign Governments and Agencies	18.9%
Corporate Bonds	16.2%
U.S. Government Agency Mortgage-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	4.3%
Collateralized Mortgage Obligations	3.1%
Asset-Backed Securities	1.3%
Municipal Securities	0.5%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	(2.4)%

Portfolio at a Glance
Average Duration (effective)	6.6 years
Weighted Average Life	9.6 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period(1) 1/1/15 - 6/30/15	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$992.60	$2.32	0.47%
Class II	$1,000	$992.00	$3.56	0.72%
Hypothetical
Class I	$1,000	$1,022.46	$2.36	0.47%
Class II	$1,000	$1,021.22	$3.61	0.72%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

JUNE 30, 2015 (UNAUDITED)

		Principal Amount	Value
U.S. TREASURY SECURITIES — 52.1%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)		$16,745,007	$19,188,740
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		11,713,528	13,983,024
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28		12,994,531	14,684,834
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28		3,212,397	4,368,859
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		17,714,650	21,784,874
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		9,758,894	11,956,167
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		9,243,988	11,404,770
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		16,895,683	15,430,506
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		11,917,891	10,497,982
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		13,095,951	13,878,644
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		1,004,750	910,948
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18		6,550,346	6,918,292
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18(1)		37,350,657	37,916,743
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19		2,165,430	2,355,581
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19		5,856,434	5,927,350
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21		4,014,825	4,245,364
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21		26,028,799	26,856,437
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22		14,287,844	14,155,010
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		22,171,933	21,993,515
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23		16,434,306	16,136,434
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23		11,183,480	11,214,928
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		27,783,874	28,228,861
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		10,488,660	10,274,786
TOTAL U.S. TREASURY SECURITIES (Cost $315,018,467)			324,312,649
SOVEREIGN GOVERNMENTS AND AGENCIES — 18.9%
Australia — 0.4%
Australia Government Inflation Linked Bond, 4.00%, 8/20/20	AUD	1,517,000	2,261,705
Canada — 0.7%
Canadian Government Inflation Linked Bond, 4.25%, 12/1/21	CAD	1,784,985	1,878,393
Canadian Government Inflation Linked Bond, 4.25%, 12/1/26	CAD	2,334,231	2,757,140
			4,635,533
France — 5.2%
France Government Inflation Linked Bond OAT, 1.30%, 7/25/19	EUR	3,355,238	4,093,884
France Government Inflation Linked Bond OAT, 2.25%, 7/25/20	EUR	8,319,663	10,747,023
France Government Inflation Linked Bond OAT, 1.10%, 7/25/22	EUR	10,948,749	13,679,985
France Government Inflation Linked Bond OAT, 1.85%, 7/25/27	EUR	2,694,178	3,690,197
			32,211,089

		Principal Amount	Value
Germany — 1.9%
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	EUR	5,249,683	$6,578,187
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	4,338,965	5,138,336
			11,716,523
Italy — 1.9%
Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/24(2)	EUR	5,791,945	7,073,601
Italy Buoni Poliennali Del Tesoro, 3.10%, 9/15/26	EUR	3,657,236	4,784,273
			11,857,874
Japan — 0.2%
Japanese Government CPI Linked Bond, 1.10%, 12/10/16	JPY	144,909,700	1,263,379
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	480,000
United Kingdom — 8.5%
United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20	GBP	2,466,000	14,020,335
United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22	GBP	4,919,208	9,396,130
United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24	GBP	5,465,000	29,126,699
United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52	GBP	299,611	667,643
			53,210,807
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $125,507,151)			117,636,910
CORPORATE BONDS — 16.2%
Aerospace and Defense — 0.3%
L-3 Communications Corp., 5.20%, 10/15/19		$312,000	339,448
Lockheed Martin Corp., 2.125%, 9/15/16		562,000	570,341
Lockheed Martin Corp., 4.25%, 11/15/19		740,000	805,107
United Technologies Corp., 4.50%, 6/1/42		268,000	271,901
			1,986,797
Automobiles — 0.3%
Daimler Finance North America LLC, 1.875%, 1/11/18(2)		499,000	500,041
Ford Motor Credit Co. LLC, 2.375%, 1/16/18		749,000	756,078
Toyota Motor Credit Corp., MTN, 3.30%, 1/12/22		800,000	828,348
			2,084,467
Banks — 2.3%
Bank of America Corp., 5.75%, 12/1/17		1,705,000	1,858,111
Bank of America Corp., MTN, 3.30%, 1/11/23		830,000	817,743
Barclays Bank plc, 3.75%, 5/15/24		400,000	401,474
BB&T Corp., MTN, 2.05%, 6/19/18		300,000	303,256
Branch Banking & Trust Co., 3.80%, 10/30/26		300,000	302,857
Capital One Financial Corp, 3.15%, 7/15/16		562,000	572,672
Capital One Financial Corp., 2.45%, 4/24/19		400,000	400,119
Capital One Financial Corp., 3.20%, 2/5/25		350,000	330,687
Citigroup, Inc., 5.50%, 2/15/17		400,000	425,085
Citigroup, Inc., 1.75%, 5/1/18		499,000	496,818
Citigroup, Inc., 4.05%, 7/30/22		760,000	778,514
Citigroup, Inc., 4.00%, 8/5/24		250,000	246,800
Citigroup, Inc., 3.30%, 4/27/25		500,000	481,046

	Principal Amount	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	$499,000	$519,296
Credit Suisse, MTN, 3.625%, 9/9/24	250,000	248,728
Fifth Third Bancorp, 4.30%, 1/16/24	165,000	169,408
Fifth Third Bank, 2.875%, 10/1/21	250,000	247,533
HSBC Holdings plc, 5.10%, 4/5/21	624,000	695,422
JPMorgan Chase & Co., 4.625%, 5/10/21	580,000	627,210
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,338,472
JPMorgan Chase & Co., 3.875%, 9/10/24	600,000	589,266
Standard Chartered plc, 3.95%, 1/11/23(2)	160,000	156,203
U.S. Bancorp, MTN, 3.60%, 9/11/24	799,000	802,971
Wells Fargo & Co., 5.625%, 12/11/17	749,000	823,075
Wells Fargo & Co., 4.125%, 8/15/23	400,000	415,202
Wells Fargo & Co., MTN, 3.00%, 2/19/25	375,000	359,036
		14,407,004
Beverages — 0.1%
Diageo Capital plc, 2.625%, 4/29/23	500,000	476,729
Biotechnology — 0.2%
Amgen, Inc., 5.85%, 6/1/17	137,000	148,374
Amgen, Inc., 3.625%, 5/22/24	350,000	347,355
Celgene Corp., 3.625%, 5/15/24	150,000	150,104
Gilead Sciences, Inc., 4.40%, 12/1/21	837,000	913,915
		1,559,748
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	300,000	313,198
Chemicals — 0.4%
Dow Chemical Co. (The), 2.50%, 2/15/16	437,000	441,260
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	294,515
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	187,000	178,646
Ecolab, Inc., 4.35%, 12/8/21	624,000	673,402
LYB International Finance BV, 4.875%, 3/15/44	400,000	388,724
LyondellBasell Industries NV, 5.00%, 4/15/19	225,000	243,777
Mosaic Co. (The), 5.625%, 11/15/43	200,000	213,130
		2,433,454
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.80%, 5/15/18	218,000	229,375
Waste Management, Inc., 3.50%, 5/15/24	400,000	400,733
Waste Management, Inc., 3.125%, 3/1/25	350,000	340,286
		970,394
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	175,000	171,916
Cisco Systems, Inc., 5.90%, 2/15/39	521,000	621,531
		793,447
Consumer Finance — 0.5%
American Express Co., 1.55%, 5/22/18	800,000	794,083
American Express Credit Corp., 1.30%, 7/29/16	370,000	371,204

	Principal Amount	Value
Capital One Bank USA N.A., 2.30%, 6/5/19	$250,000	$248,177
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	262,000	262,134
Discover Financial Services, 3.75%, 3/4/25	300,000	286,588
John Deere Capital Corp., MTN, 3.15%, 10/15/21	468,000	480,581
PNC Bank N.A., 6.00%, 12/7/17	499,000	548,290
		2,991,057
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	274,010
Diversified Financial Services — 1.2%
BNP Paribas SA, MTN, 2.40%, 12/12/18	350,000	354,159
General Electric Capital Corp., MTN, 4.375%, 9/16/20	1,100,000	1,197,542
General Electric Capital Corp., MTN, 4.65%, 10/17/21	400,000	438,247
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	500,000	507,558
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	250,000	256,300
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	709,627
Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	1,312,000	1,303,391
Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24	350,000	350,783
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	300,000	295,958
Morgan Stanley, 5.00%, 11/24/25	1,730,000	1,811,959
Morgan Stanley, MTN, 5.95%, 12/28/17	499,000	548,599
		7,774,123
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 2.625%, 12/1/22	468,000	440,307
AT&T, Inc., 3.40%, 5/15/25	300,000	285,431
AT&T, Inc., 6.55%, 2/15/39	533,000	612,499
AT&T, Inc., 4.80%, 6/15/44	350,000	322,448
British Telecommunications plc, 5.95%, 1/15/18	324,000	357,808
Orange SA, 2.75%, 2/6/19	300,000	304,395
Verizon Communications, Inc., 5.15%, 9/15/23	750,000	823,129
Verizon Communications, Inc., 4.15%, 3/15/24	350,000	359,399
Verizon Communications, Inc., 3.50%, 11/1/24	300,000	291,938
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	206,562
		4,003,916
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	468,000	476,832
Food and Staples Retailing — 0.6%
CVS Health Corp., 2.75%, 12/1/22	1,249,000	1,204,554
Sysco Corp., 3.00%, 10/2/21	300,000	303,000
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,074,000	1,126,762
Wal-Mart Stores, Inc., 5.625%, 4/15/41	812,000	957,130
		3,591,446
Food Products — 0.4%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,206,673
Kraft Heinz Food Co., 3.95%, 7/15/25(2)(3)	300,000	302,298
Mondelez International, Inc., 4.00%, 2/1/24	200,000	207,234
Unilever Capital Corp., 2.20%, 3/6/19	500,000	504,679
		2,220,884

	Principal Amount	Value
Gas Utilities — 0.8%
Enbridge, Inc., 3.50%, 6/10/24	$350,000	$327,055
Energy Transfer Partners LP, 4.15%, 10/1/20	400,000	411,204
Energy Transfer Partners LP, 3.60%, 2/1/23	312,000	295,581
Energy Transfer Partners LP, 4.05%, 3/15/25	300,000	283,478
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	294,165
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	235,175
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	882,955
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	354,023
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	437,000	440,110
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	472,423
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	296,081
Williams Partners LP, 4.30%, 3/4/24	600,000	590,368
		4,882,618
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 3.20%, 6/15/23	350,000	358,281
Medtronic, Inc., 2.50%, 3/15/20(2)	150,000	150,220
Medtronic, Inc., 2.75%, 4/1/23	312,000	301,908
Medtronic, Inc., 3.50%, 3/15/25(2)	100,000	99,790
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	250,000	248,767
		1,158,966
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	406,000	382,964
Dignity Health, 2.64%, 11/1/19	300,000	302,942
Express Scripts Holding Co., 3.125%, 5/15/16	531,000	539,802
Express Scripts Holding Co., 7.25%, 6/15/19	324,000	382,243
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	383,741
		1,991,692
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	347,971
Industrial Conglomerates — 0.2%
General Electric Co., 5.25%, 12/6/17	687,000	748,466
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	300,000	293,678
		1,042,144
Insurance — 0.9%
ACE INA Holdings, Inc., 3.15%, 3/15/25	300,000	292,984
American International Group, Inc., 4.875%, 6/1/22	530,000	581,821
American International Group, Inc., 4.50%, 7/16/44	350,000	333,017
American International Group, Inc., MTN, 5.85%, 1/16/18	200,000	220,530
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	712,884
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	350,000	388,369
Liberty Mutual Group, Inc., 4.25%, 6/15/23(2)	400,000	411,530
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	999,000	981,465
Prudential Financial, Inc., MTN, 2.30%, 8/15/18	300,000	302,608
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	350,000	384,118

	Principal Amount	Value
Prudential Financial, Inc., VRN, 1.96%, 7/1/15	$189,000	$196,105
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	300,000	302,289
Voya Financial, Inc., 2.90%, 2/15/18	499,000	512,152
XLIT Ltd., 2.30%, 12/15/18	250,000	251,736
		5,871,608
IT Services†
Fidelity National Information Services, Inc., 3.50%, 4/15/23	125,000	121,380
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	604,000	613,372
Machinery — 0.1%
Deere & Co., 2.60%, 6/8/22	262,000	257,740
Deere & Co., 5.375%, 10/16/29	468,000	549,190
		806,930
Media — 1.1%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	881,951
CBS Corp., 3.50%, 1/15/25	300,000	287,170
Comcast Corp., 6.50%, 11/15/35	556,000	691,080
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	300,000	306,693
NBCUniversal Media LLC, 5.15%, 4/30/20	1,280,000	1,437,233
NBCUniversal Media LLC, 4.375%, 4/1/21	730,000	790,459
Time Warner, Inc., 4.70%, 1/15/21	700,000	756,626
Time Warner, Inc., 3.60%, 7/15/25	300,000	291,952
Viacom, Inc., 4.50%, 3/1/21	843,000	892,033
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	482,598
		6,817,795
Metals and Mining — 0.3%
Barrick North America Finance LLC, 4.40%, 5/30/21	174,000	177,792
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	936,000	951,575
Newmont Mining Corp., 6.25%, 10/1/39	462,000	452,808
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	468,000	485,142
		2,067,317
Multi-Utilities — 0.6%
CMS Energy Corp., 6.25%, 2/1/20	250,000	289,602
Constellation Energy Group, Inc., 5.15%, 12/1/20	800,000	885,472
Dominion Resources, Inc., 6.40%, 6/15/18	1,105,000	1,246,263
Dominion Resources, Inc., 3.625%, 12/1/24	300,000	297,622
Georgia Power Co., 4.30%, 3/15/42	250,000	236,984
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	255,571
Sempra Energy, 6.50%, 6/1/16	356,000	373,026
Sempra Energy, 2.40%, 3/15/20	250,000	248,115
Virginia Electric and Power Co., 3.45%, 2/15/24	200,000	202,536
		4,035,191
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	350,000	349,189
Oil, Gas and Consumable Fuels — 1.4%
Apache Corp., 4.75%, 4/15/43	599,000	554,455

	Principal Amount	Value
BP Capital Markets plc, 2.50%, 11/6/22	$262,000	$248,846
BP Capital Markets plc, 2.75%, 5/10/23	375,000	358,571
Chevron Corp., 2.43%, 6/24/20	350,000	353,155
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	400,000	400,692
ConocoPhillips Co., 2.40%, 12/15/22	887,000	841,160
EOG Resources, Inc., 2.50%, 2/1/16	686,000	692,420
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	245,948
Noble Energy, Inc., 4.15%, 12/15/21	874,000	910,772
Occidental Petroleum Corp., 1.75%, 2/15/17	375,000	378,438
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	314,715
Phillips 66, 4.65%, 11/15/34	300,000	293,542
Shell International Finance BV, 2.375%, 8/21/22	2,110,000	2,040,395
Statoil ASA, 2.45%, 1/17/23	468,000	448,762
Talisman Energy, Inc., 3.75%, 2/1/21	375,000	371,341
Total Capital SA, 2.125%, 8/10/18	350,000	355,314
		8,808,526
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	150,000	149,891
International Paper Co., 6.00%, 11/15/41	325,000	350,465
		500,356
Personal Products — 0.1%
Colgate-Palmolive Co., MTN, 3.25%, 3/15/24	400,000	405,586
Pharmaceuticals — 0.8%
AbbVie, Inc., 2.90%, 11/6/22	577,000	559,114
Actavis Funding SCS, 3.45%, 3/15/22	900,000	891,970
Actavis Funding SCS, 3.85%, 6/15/24	350,000	345,940
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	499,000	494,610
Merck & Co., Inc., 2.40%, 9/15/22	499,000	480,053
Mylan, Inc., 2.60%, 6/24/18	210,000	211,557
Mylan, Inc., 2.55%, 3/28/19	300,000	297,448
Perrigo Finance plc, 3.90%, 12/15/24	200,000	197,579
Roche Holdings, Inc., 6.00%, 3/1/19(2)	566,000	643,985
Roche Holdings, Inc., 3.35%, 9/30/24(2)	600,000	605,553
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	312,000	306,560
		5,034,369
Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties LP, 3.80%, 2/1/24	210,000	212,616
Essex Portfolio LP, 3.625%, 8/15/22	250,000	250,750
Host Hotels & Resorts LP, 3.75%, 10/15/23	250,000	245,356
Kilroy Realty LP, 3.80%, 1/15/23	331,000	330,238
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	452,167
		1,491,127
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	305,896
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	300,000	287,451
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	260,323
Canadian National Railway Co., 4.50%, 11/7/43	375,000	385,428

	Principal Amount	Value
CSX Corp., 4.25%, 6/1/21	$799,000	$864,522
Norfolk Southern Corp., 5.75%, 4/1/18	250,000	276,385
Norfolk Southern Corp., 3.85%, 1/15/24	100,000	102,822
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	250,000	254,701
Union Pacific Corp., 2.75%, 4/15/23	250,000	242,214
		2,979,742
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 2.70%, 12/15/22	868,000	848,447
Software — 0.3%
Intuit, Inc., 5.75%, 3/15/17	443,000	474,120
Microsoft Corp., 2.125%, 11/15/22	787,000	750,852
Microsoft Corp., 3.75%, 2/12/45	200,000	180,068
Oracle Corp., 3.40%, 7/8/24	350,000	350,789
		1,755,829
Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	479,065
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	250,000	247,309
Apple, Inc., 4.45%, 5/6/44	400,000	398,891
Hewlett-Packard Co., 4.30%, 6/1/21	350,000	363,646
Seagate HDD Cayman, 4.75%, 1/1/25(2)	350,000	348,403
		1,358,249
Textiles, Apparel and Luxury Goods — 0.1%
NIKE, Inc., 2.25%, 5/1/23	468,000	450,975
Tobacco — 0.1%
Reynolds American, Inc., 4.45%, 6/12/25	500,000	509,653
TOTAL CORPORATE BONDS (Cost $100,281,346)		101,085,603
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 4.4%
FHLMC, 4.50%, 4/1/41	15,679,648	17,109,448
FNMA, 4.50%, 5/1/39	4,628,660	5,100,403
FNMA, 4.00%, 11/1/41	1,758,491	1,870,798
FNMA, 4.00%, 11/1/41	1,277,364	1,356,948
FNMA, 4.00%, 2/1/42	1,691,999	1,791,978
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $26,581,211)		27,229,575
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 4.3%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/15	577,541	577,984
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/15	999,000	1,009,755
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	2,750,000	2,724,047
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	2,000,000	1,995,205
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	1,625,000	1,758,982

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	$2,225,000	$2,333,371
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	1,475,000	1,472,318
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(2)	2,125,000	2,091,118
Core Industrial Trust, Series 2015-WEST, Class A, 3.29%, 2/10/37(2)	2,300,000	2,268,571
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48	2,550,000	2,560,182
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/15(2)	2,877,000	2,900,105
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	1,725,000	1,852,040
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	1,075,000	1,165,188
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/15	697,750	698,186
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/15(2)	1,600,000	1,606,370
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $26,990,388)		27,013,422
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 3.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	175,888	184,891
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	390,482	410,331
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	147,117	147,227
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.22%, 4/14/33(2)	1,950,000	1,920,019
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	573,144	580,219
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	294,373	309,090
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 7/1/15(2)	1,400,000	1,348,928
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 7/1/15(2)	1,561,263	1,594,226
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	411,279	431,649
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.36%, 7/1/15	278,798	277,813
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 7/1/15	64,139	64,831
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/15	281,368	282,971
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 7/1/15(2)	1,103,963	1,129,343
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 7/1/15(2)	1,609,991	1,634,425
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 7/1/15(2)	2,158,086	2,230,509
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.45%, 7/1/15	364,156	364,745
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 7/27/15	262,572	253,334
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	541,866	559,663
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.66%, 7/1/15	1,428,253	1,463,243
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.65%, 7/1/15	2,596,585	2,647,381

	Principal Amount/Shares	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	$110,597	$114,354
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 7/1/15(2)	1,241,727	1,271,951
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,364,827)		19,221,143
ASSET-BACKED SECURITIES(4) — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	2,000,000	2,014,476
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21	1,450,000	1,446,873
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.60%, 7/7/15(2)	2,035,404	2,029,766
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	1,641,657	1,629,301
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	1,334,025	1,335,384
TOTAL ASSET-BACKED SECURITIES (Cost $8,486,834)		8,455,800
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	165,000	212,895
California GO, (Building Bonds), 7.55%, 4/1/39	500,000	724,865
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	350,000	326,004
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	125,000	173,390
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	95,000	112,291
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	125,000	163,692
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	250,000	336,687
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	125,000	131,754
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	130,000	150,441
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	125,000	156,556
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	65,000	87,593
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	125,000	149,184
Texas GO, (Building Bonds), 5.52%, 4/1/39	215,000	265,304
TOTAL MUNICIPAL SECURITIES (Cost $3,077,252)		2,990,656
TEMPORARY CASH INVESTMENTS — 1.6%
Crown Point Capital Co., 0.12%, 7/1/15(2)(5)	9,751,000	9,750,959
SSgA U.S. Government Money Market Fund, Class N	693	693
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,751,693)		9,751,652
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $635,059,169)		637,697,410
OTHER ASSETS AND LIABILITIES — (2.4)%		(14,710,759)
TOTAL NET ASSETS — 100.0%		$622,986,651

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,249,485	AUD	2,946,469	Barclays Bank plc	9/16/15	$(14,526)
CAD	2,582,677	USD	2,100,000	Barclays Bank plc	9/16/15	(34,294)
USD	4,822,947	CAD	5,956,234	Barclays Bank plc	9/16/15	58,966
CLP	627,418,246	USD	984,572	UBS AG	9/16/15	(10,024)
USD	1,135,736	CLP	729,710,380	UBS AG	9/16/15	2,301
CZK	15,756,252	USD	650,000	Barclays Bank plc	9/16/15	(5,174)
USD	565,760	CZK	13,714,671	Deutsche Bank	9/16/15	4,486
EUR	1,250,000	USD	1,397,000	Barclays Bank plc	9/16/15	(1,959)
EUR	1,250,000	USD	1,397,000	Barclays Bank plc	9/16/15	(1,959)
USD	61,314,063	EUR	54,110,161	Barclays Bank plc	9/16/15	925,346
USD	1,229,125	EUR	1,100,000	Deutsche Bank	9/16/15	1,488
USD	50,291,994	GBP	32,710,942	Deutsche Bank	9/16/15	(1,077,004)
USD	3,889,793	JPY	483,257,460	Deutsche Bank	9/16/15	(62,742)
KRW	1,285,280,754	USD	1,154,064	Westpac Group	9/16/15	(8,258)
KRW	708,825,001	USD	636,460	Westpac Group	9/16/15	(4,554)
USD	750,000	KRW	841,980,000	Westpac Group	9/16/15	(611)
NOK	2,080,428	USD	267,220	Barclays Bank plc	9/16/15	(2,341)
USD	275,692	NZD	389,656	Barclays Bank plc	9/16/15	13,339
USD	727,545	NZD	1,050,000	Barclays Bank plc	9/16/15	20,587
USD	880,545	NZD	1,300,000	JPMorgan Chase Bank N.A.	9/16/15	5,263
SEK	6,542,240	USD	800,000	Barclays Bank plc	9/16/15	(9,566)
SEK	1,431,512	USD	174,656	JPMorgan Chase Bank N.A.	9/16/15	(1,700)
SGD	403,785	USD	298,098	Barclays Bank plc	9/16/15	1,378
SGD	3,474,028	USD	2,600,000	Barclays Bank plc	9/16/15	(23,411)
USD	1,345,846	TWD	41,553,000	UBS AG	9/16/15	(890)
						$(225,859)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
108	U.S. Treasury Long Bonds	September 2015	$16,291,125	$387,858

TOTAL RETURN SWAP AGREEMENTS

Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15%	11/16/16	$(1,621,844)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42%	4/1/18	(355,083)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(4,224,518)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67%	4/1/22	(583,158)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53%	8/19/24	(266,023)
Barclays Bank plc	13,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10%	10/23/15	(400,201)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(649,996)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(2,326,594)
Barclays Bank plc	38,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35%	9/28/17	(1,904,270)
Barclays Bank plc	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.71%	2/5/20	(31,576)
Barclays Bank plc	2,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59%	7/23/24	(167,458)
Barclays Bank plc	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.39%	9/19/24	(306,246)
Barclays Bank plc	6,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36%	9/29/24	(313,576)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31%	9/30/24	(154,845)
Barclays Bank plc	15,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90%	12/21/27	(3,087,758)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78%	7/2/44	(547,954)
						$(16,941,100)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $18,420,957.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $53,454,673, which represented 8.6% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $635,059,169)	$637,697,410
Foreign currency holdings, at value (cost of $1,145)	1,146
Receivable for capital shares sold	1,133,283
Receivable for variation margin on futures contracts	9,864
Unrealized appreciation on forward foreign currency exchange contracts	1,033,154
Interest receivable	3,285,058
643,159,915

Liabilities
Payable for investments purchased	299,601
Payable for capital shares redeemed	1,315,320
Unrealized depreciation on forward foreign currency exchange contracts	1,259,013
Swap agreements, at value	16,941,100
Accrued management fees	238,467
Distribution fees payable	119,763
20,173,264

Net Assets	$622,986,651

Net Assets Consist of:
Capital (par value and paid-in surplus)	$630,474,413
Distributions in excess of net investment income	(705,794)
Undistributed net realized gain	7,377,751
Net unrealized depreciation	(14,159,719)
$622,986,651

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$42,797,058	4,212,224	$10.16
Class II, $0.01 Par Value	$580,189,593	57,244,434	$10.14

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$4,127,859

Expenses:
Management fees	1,568,970
Distribution fees - Class II	793,963
Directors' fees and expenses	14,160
Other expenses	660
2,377,753

Net investment income (loss)	1,750,106

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,965,258
Futures contract transactions	(992,542)
Swap agreement transactions	(169,631)
Foreign currency transactions	6,116,128
10,919,213

Change in net unrealized appreciation (depreciation) on:
Investments	(15,528,852)
Futures contracts	1,293,355
Swap agreements	293,301
Translation of assets and liabilities in foreign currencies	(2,817,776)
(16,759,972)

Net realized and unrealized gain (loss)	(5,840,759)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,090,653)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2014
Increase (Decrease) in Net Assets	June 30, 2015	December 31, 2014
Operations
Net investment income (loss)	$1,750,106	$11,164,246
Net realized gain (loss)	10,919,213	4,738,369
Change in net unrealized appreciation (depreciation)	(16,759,972)	8,465,284
Net increase (decrease) in net assets resulting from operations	(4,090,653)	24,367,899

Distributions to Shareholders
From net investment income:
Class I	(777,493)	(498,973)
Class II	(10,878,911)	(8,914,215)
From net realized gains:
Class I	—	(813,876)
Class II	—	(17,312,189)
Decrease in net assets from distributions	(11,656,404)	(27,539,253)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(58,149,987)	(25,851,884)

Net increase (decrease) in net assets	(73,897,044)	(29,023,238)

Net Assets
Beginning of period	696,883,695	725,906,933
End of period	$622,986,651	$696,883,695

Undistributed (distributions in excess of) net investment income	$(705,794)	$9,200,504

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2015 (UNAUDITED)

1. Organization

American Century Variable Portfolios II, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Inflation Protection Fund (the fund) is the sole fund issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the six months ended June 30, 2015 was 0.46%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2015 totaled $100,924,931, of which $54,747,250 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended June 30, 2015 totaled $153,739,882, of which $106,140,218 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2015		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	250,000,000		250,000,000
Sold	1,087,700	$11,498,111	639,589	$6,798,509
Issued in reinvestment of distributions	74,615	777,493	125,650	1,312,849
Redeemed	(259,441)	(2,689,707)	(664,042)	(7,041,917)
	902,874	9,585,897	101,197	1,069,441
Class II/Shares Authorized	250,000,000		250,000,000
Sold	3,705,019	38,524,088	7,928,336	83,778,575
Issued in reinvestment of distributions	1,046,049	10,878,911	2,518,620	26,226,404
Redeemed	(11,239,533)	(117,138,883)	(12,961,630)	(136,926,304)
	(6,488,465)	(67,735,884)	(2,514,674)	(26,921,325)
Net increase (decrease)	(5,585,591)	$(58,149,987)	(2,413,477)	$(25,851,884)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$324,312,649	—
Sovereign Governments and Agencies	—	117,636,910	—
Corporate Bonds	—	101,085,603	—
U.S. Government Agency Mortgage-Backed Securities	—	27,229,575	—
Commercial Mortgage-Backed Securities	—	27,013,422	—
Collateralized Mortgage Obligations	—	19,221,143	—
Asset-Backed Securities	—	8,455,800	—
Municipal Securities	—	2,990,656	—
Temporary Cash Investments	$693	9,750,959	—
	$693	$637,696,717	—
Other Financial Instruments
Futures Contracts	$387,858	—	—
Forward Foreign Currency Exchange Contracts	—	$1,033,154	—
	$387,858	$1,033,154	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$(16,941,100)	—
Forward Foreign Currency Exchange Contracts	—	(1,259,013)	—
	—	$(18,200,113)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $170,411,697.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 187 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $225,433,333.

Value of Derivative Instruments as of June 30, 2015

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,033,154	Unrealized depreciation on forward foreign currency exchange contracts	$1,259,013
Interest Rate Risk	Receivable for variation margin on futures contracts*	9,864	Payable for variation margin on futures contracts*	—
Other Contracts	Swap agreements	—	Swap agreements	16,941,100
		$1,043,018		$18,200,113

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2015

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$6,116,705	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(2,831,656)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(992,542)	Change in net unrealized appreciation (depreciation) on futures contracts	1,293,355
Other Contracts	Net realized gain (loss) on swap agreement transactions	(169,631)	Change in net unrealized appreciation (depreciation) on swap agreements	293,301
		$4,954,532		$(1,245,000)

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Barclays Bank plc	$1,019,616	$(1,019,616)	—	—
Deutsche Bank	5,974	(5,974)	—	—
JPMorgan Chase Bank N.A.	5,263	(1,700)	—	$3,563
UBS AG	2,301	(2,301)	—	—
	$1,033,154	$(1,029,591)	—	$3,563

Liabilities
Bank of America N.A.	$7,050,626	—	$(7,050,626)	—
Barclays Bank plc	9,983,704	$(1,019,616)	(8,964,088)	—
Deutsche Bank	1,139,746	(5,974)	—	$1,133,772
JPMorgan Chase Bank N.A.	1,700	(1,700)	—	—
UBS AG	10,914	(2,301)	—	8,613
Westpac Group	13,423	—	—	13,423
	$18,200,113	$(1,029,591)	$(16,014,714)	$1,155,808

* The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$635,496,526
Gross tax appreciation of investments	$18,597,508
Gross tax depreciation of investments	(16,396,624)
Net tax appreciation (depreciation) of investments	$2,200,884

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2014, the fund had accumulated short-term capital losses of $(2,303,870) and accumulated long-term capital losses of $(804,237), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2015(3)	$10.43	0.05	(0.12)	(0.07)	(0.20)	—	(0.20)	$10.16	(0.74)%	0.47%(4)	0.75%(4)	15%	$42,797
2014	$10.48	0.19	0.18	0.37	(0.16)	(0.26)	(0.42)	$10.43	3.58%	0.47%	1.78%	20%	$34,521
2013	$12.05	0.17	(1.12)	(0.95)	(0.20)	(0.42)	(0.62)	$10.48	(8.21)%	0.47%	1.52%	36%	$33,623
2012	$11.78	0.32	0.55	0.87	(0.32)	(0.28)	(0.60)	$12.05	7.55%	0.48%	2.45%	40%	$75,279
2011	$11.11	0.40	0.90	1.30	(0.49)	(0.14)	(0.63)	$11.78	12.09%	0.48%	3.61%	63%	$161,320
2010	$10.74	0.30	0.27	0.57	(0.20)	—	(0.20)	$11.11	5.39%	0.49%	2.70%	44%	$111,872
Class II
2015(3)	$10.39	0.02	(0.10)	(0.08)	(0.17)	—	(0.17)	$10.14	(0.80)%	0.72%(4)	0.50%(4)	15%	$580,190
2014	$10.45	0.16	0.18	0.34	(0.14)	(0.26)	(0.40)	$10.39	3.30%	0.72%	1.53%	20%	$662,363
2013	$12.03	0.14	(1.12)	(0.98)	(0.18)	(0.42)	(0.60)	$10.45	(8.48)%	0.72%	1.27%	36%	$692,284
2012	$11.75	0.26	0.59	0.85	(0.29)	(0.28)	(0.57)	$12.03	7.39%	0.73%	2.20%	40%	$1,313,564
2011	$11.09	0.38	0.88	1.26	(0.46)	(0.14)	(0.60)	$11.75	11.74%	0.73%	3.36%	63%	$1,254,452
2010	$10.73	0.27	0.27	0.54	(0.18)	—	(0.18)	$11.09	5.12%	0.74%	2.45%	44%	$1,173,585

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Directors, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Directors have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the independent Directors’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-378-9878 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios II, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86495 1508

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 24, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 24, 2015